Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other non-current liabilities [Abstract]
Accrued pension liabilities	$ 43	$ 75
Long-term portion of unfavorable contract values	0	4
Long term portion of deferred mobilization revenues	130	146
Other non-current liabilities	15	29
Total other non-current liabilities	$ 188	$ 254